UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.1%
ASSET-BACKED SECURITIES — 0.3%
Baker Street CLO II Ltd. (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	Ba3	4.290%	10/15/19	$ 2,851	$ 2,471,723
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	Ba3	4.635	06/18/21	2,261	1,888,535
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Ba3	6.539	12/15/16	3,259	3,218,021
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	7.238	06/15/13	2,991	149,545

TOTAL ASSET-BACKED SECURITIES					7,727,824

BANK LOANS — 3.5%
Automotive — 0.2%
Chrysler Group LLC(b)	Ba2	6.000	05/24/17	4,394	4,491,086

Cable — 0.1%
WideOpenWest Holdings LLC(b)	B1	6.250	07/17/18	3,399	3,432,051

Capital Goods — 0.3%
CPM Acquisition Corp.(b)	Caa1	10.250	02/28/18	7,250	7,304,375

Consumer — 0.2%
One Call Medical, Inc.(b)	Ba3	7.000	09/30/19	2,500	2,506,250
Visant Corp.(b)	Ba3	5.250	12/22/16	349	315,782
West Corp.(b)	Ba3	5.750	06/30/18	3,292	3,330,155

					6,152,187

Electric
Texas Competitive Electric Holdings Co. LLC(b)	Caa1	3.746	10/10/14	918	628,118

Energy — Other — 0.2%
Shelf Drilling Holdings Ltd.(b)	Ba1	5.350	04/30/18	5,000	4,925,000

Gaming — 0.1%
CCM Merger, Inc.(b)	B2	6.000	03/01/17	3,737	3,739,191

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(b)	Ba3	7.250	06/01/16	1,096	1,074,313

Metals — 0.8%
FMG Resources (August 2006) Pty Ltd.(b)	Ba1	5.250	10/18/17	15,000	15,026,790
Metals USA, Inc.(b)	B2	6.250	12/31/19	7,000	6,938,750

					21,965,540

Pipelines & Other — 0.2%
Energy Transfer Equity LP(b)	Ba2	3.750	03/23/17	5,305	5,319,000

Technology — 1.4%
First Data Corp.(b)	B1	4.208	03/26/18	9,612	9,136,880
First Data Corp.(b)	B1	5.208	03/24/17	2,701	2,644,559
Freescale Semiconductor, Inc.(b)	B1	4.462	12/01/16	5,000	4,853,125
Freescale Semiconductor, Inc.(b)	B1	6.000	02/28/19	7,960	7,858,510
Kronos, Inc.(b)	Ba3	9.750	04/30/20	10,000	10,000,000
NXP BV(b)	B2	5.500	03/03/17	1,980	2,013,825
Sensata Technologies, Inc.(b)	Ba2	4.000	05/12/18	399	399,272

					36,906,171

TOTAL BANK LOANS					95,937,032

CORPORATE BONDS — 90.1%
Aerospace & Defense — 0.9%
Alliant Techsystems, Inc., Gtd. Notes(d)	Ba3	6.875	09/15/20	1,800	1,980,000

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)(d)	Ba2	5.750	03/15/22	4,675	4,768,500
Colt Defense LLC, Sr. Unsec’d. Notes	Caa1	8.750	11/15/17	2,175	1,446,375
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	175	180,688
Gtd. Notes	Ba2	7.000	08/01/20	4,250	4,717,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.250	01/15/15	2,130	2,140,650
Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	2,992,500
TransDigm, Inc., Gtd. Notes	B3	7.750	12/15/18	6,925	7,652,125

					25,878,338

Automotive — 2.7%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	B2	6.625	10/15/22	7,475	7,587,125
Chrysler Group LLC, Sec’d. Notes(d)	B2	8.000	06/15/19	2,925	3,191,906
Sec’d. Notes(d)	B2	8.250	06/15/21	8,600	9,470,750
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500	09/15/19	7,600	7,676,000
Dana Holding Corp., Sr. Unsec’d. Notes(d)	B2	6.500	02/15/19	4,325	4,579,094
Sr. Unsec’d. Notes(d)	B2	6.750	02/15/21	10,085	10,790,950
Delphi Corp., Gtd. Notes(d)	Ba2	5.875	05/15/19	7,150	7,722,000
Gtd. Notes	Ba2	6.125	05/15/21	5,300	5,856,500
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	4,688	5,098,200
Gtd. Notes	Ba2	8.125	03/15/20	9,456	10,567,080
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250	03/15/17	650	737,750
Gtd. Notes, 144A	Ba2	8.875	12/01/17	1,425	1,567,500

					74,844,855

Banking — 1.1%
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000	12/29/49	9,510	10,487,058
Sr. Unsec’d. Notes	Baa2	5.700	01/24/22	9,125	11,100,234
Sr. Unsec’d. Notes	Baa2	6.500	08/01/16	445	516,894
Citigroup, Inc., Sr. Unsec’d. Notes(d)	Baa2	4.450	01/10/17	7,400	8,210,381
Wachovia Bank NA, Sub. Notes, MTN	A1	6.600	01/15/38	375	520,376

					30,834,943

Brokerage — 0.1%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A(d)	A(e)	4.750	02/15/23	3,100	3,304,690

Building Materials & Construction — 1.8%
Beazer Homes USA, Inc., Gtd. Notes	Caa3	9.125	06/15/18	500	515,000
Gtd. Notes	Caa3	9.125	05/15/19	2,500	2,587,500
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(c)(f)	Ba3	6.875	08/15/18	3,000	3,217,500
Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10-04/27/11)(c)(f)	Ba1	7.000	02/15/20	3,525	3,842,250
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(d)	B-(e)	9.375	10/12/22	7,400	7,973,500
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500	04/15/16	100	111,250
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(d)	B3	7.250	10/15/20	8,700	9,330,750
KB Home, Gtd. Notes	B2	7.500	09/15/22	3,775	4,095,875
Masco Corp., Sr. Unsec’d. Notes(d)	Ba2	5.950	03/15/22	1,475	1,636,116
Sr. Unsec’d. Notes	Ba2	7.125	08/15/13	2,845	2,937,431

Standard Pacific Corp., Gtd. Notes(d)	B3	8.375	05/15/18	550	635,250
Gtd. Notes(d)	B3	8.375	01/15/21	400	458,000
Gtd. Notes	B3	10.750	09/15/16	2,725	3,338,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750	04/15/20	2,275	2,388,750
Gtd. Notes, 144A(d)	B2	7.750	04/15/20	5,150	5,407,500

					48,474,797

Cable — 4.3%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(d)	B3	8.000	12/15/18	5,800	6,264,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625	09/15/17	8,475	9,725,062
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	B1	7.875	04/30/18	1,000	1,080,000
Gtd. Notes(d)	B1	8.125	04/30/20	725	815,625
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., Sr. Unsec’d. Notes, 144A(d)	B3	6.375	09/15/20	2,550	2,620,125
Cequel Communications Holdings I LLC/ Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	14,068	15,017,590
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750	11/15/21	7,125	7,837,500
Sr. Unsec’d. Notes(d)	Ba3	7.625	07/15/18	875	1,004,062
Sr. Unsec’d. Notes(d)	Ba3	8.625	02/15/19	575	678,500
Dish DBS Corp., Gtd. Notes(d)	Ba2	5.875	07/15/22	1,275	1,365,844
Gtd. Notes(d)	Ba2	6.750	06/01/21	725	819,250
Echostar DBS Corp., Gtd. Notes(d)	Ba2	6.625	10/01/14	12,572	13,577,760
Gtd. Notes	Ba2	7.125	02/01/16	1,900	2,130,375
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(a)(d)	B1	8.875	12/01/18	4,775	4,560,125
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)	Caa1	10.875	07/15/19	1,300	1,144,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(a)	B2	9.875	04/15/18	12,050	13,480,938
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	7.250	11/15/21	2,275	2,491,125
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	6.875	01/15/22	4,625	4,995,000
Videotron Ltee (Canada), Gtd. Notes(a)(d)	Ba2	5.000	07/15/22	5,650	5,819,500
Gtd. Notes(a)	Ba2	6.375	12/15/15	4,325	4,384,469
Gtd. Notes(a)	Ba2	9.125	04/15/18	7,850	8,399,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125	09/01/20	2,100	2,152,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Gtd. Notes, 144A	Caa1	10.250	07/15/19	2,700	2,835,000
Gtd. Notes, 144A	Caa1	13.375	10/15/19	5,275	5,551,938

					118,749,788

Capital Goods — 6.3%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250	10/01/20	5,025	5,251,125
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	B2	7.875	01/31/18	1,300	1,378,000
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125	12/01/16	4,094	4,352,741
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(f)	B1	8.125	03/15/18	3,250	3,461,250
Ashtead Capital, Inc., Sec’d. Notes, 144A(d)	B2	6.500	07/15/22	6,100	6,496,500

Avis Budget Car Rental LLC, Gtd. Notes(b)	B2	2.810	05/15/14	310	309,225
Gtd. Notes	B2	9.750	03/15/20	3,075	3,536,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	B2	8.250	01/15/19	2,575	2,848,594
Gtd. Notes(d)	B2	9.625	03/15/18	6,425	7,147,812
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500	09/01/22	3,800	3,847,500
Case New Holland, Inc., Gtd. Notes(d)	Ba2	7.875	12/01/17	3,675	4,327,312
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250	08/01/20	6,375	6,550,312
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19	3,410	3,648,700
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125	01/15/21	2,500	2,637,500
Gtd. Notes, 144A	Ba3	7.125	01/15/21	2,775	2,882,531
General Cable Corp., Gtd. Notes, 144A(d)	B1	5.750	10/01/22	3,837	3,913,740
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	7,375	7,808,281
H&E Equipment Services, Inc., Gtd. Notes, 144A(d)	B3	7.000	09/01/22	3,700	3,903,500
HDTFS, Inc., Gtd. Notes, 144A	B2	5.875	10/15/20	1,275	1,316,438
Gtd. Notes, 144A(d)	B2	6.250	10/15/22	1,925	1,994,781
Hertz Corp. (The), Gtd. Notes(d)	B2	6.750	04/15/19	3,740	4,039,200
Gtd. Notes	B2	7.500	10/15/18	2,625	2,874,375
Interline Brands, Inc., Gtd. Notes(b)	B2	7.500	11/15/18	4,950	5,358,375
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500	10/15/17	5,925	5,939,813
Laureate Education, Inc., Gtd. Notes, 144A(d)	Caa1	9.250	09/01/19	6,675	6,808,500
Manitowoc Co., Inc. (The), Gtd. Notes	B3	5.875	10/15/22	2,925	2,925,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(d)	B3	8.500	05/01/18	9,550	10,361,750
Rexel SA (France), Gtd. Notes, 144A(a)	Ba2	6.125	12/15/19	3,100	3,208,500
RSC Equipment Rental, Inc., Sr. Unsec’d. Notes(d)	B3	8.250	02/01/21	5,271	5,903,520
Sr. Unsec’d. Notes	B3	10.250	11/15/19	2,050	2,378,000
SPX Corp., Gtd. Notes(d)	Ba2	6.875	09/01/17	3,475	3,892,000
Gtd. Notes(d)	Ba2	7.625	12/15/14	5,345	5,879,500
Terex Corp., Gtd. Notes(d)	B3	6.000	05/15/21	6,625	6,873,438
Gtd. Notes	B3	6.500	04/01/20	1,975	2,073,750
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000	10/01/18	658	736,960
United Rentals Financing Escrow Corp., Gtd. Notes, 144A	B3	7.375	05/15/20	2,400	2,622,000
Gtd. Notes, 144A(d)	B3	7.625	04/15/22	6,450	7,143,375
United Rentals North America, Inc., Gtd. Notes(d)	Caa1	8.375	09/15/20	1,450	1,600,438
Gtd. Notes	B3	9.250	12/15/19	1,450	1,649,375
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500	05/15/17	12,075	12,739,125

					172,619,086

Chemicals — 3.8%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba2	4.750	08/15/22	2,575	2,645,812
Celanese U.S. Holdings LLC, Gtd. Notes(d)	Ba2	4.625	11/15/22	3,050	3,149,125
Hexion U.S. Finance Corp., Sec’d. Notes(d)	Caa1	9.000	11/15/20	12,925	11,470,937
Sr. Sec’d. Notes(d)	B3	8.875	02/01/18	850	858,500

Huntsman International LLC, Gtd. Notes	B1	5.500	06/30/16	2,100	2,102,625
Gtd. Notes	B2	8.625	03/15/20	1,675	1,876,000
Gtd. Notes(d)	B2	8.625	03/15/21	2,425	2,746,313
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	B2	9.625	06/15/18	3,370	3,648,025
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	6,279	6,899,051
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)(d)	Baa3	5.000	04/15/19	15,625	17,363,281
Sr. Unsec’d. Notes(a)	Baa3	5.750	04/15/24	900	1,080,000
Sr. Unsec’d. Notes(a)	Baa3	6.000	11/15/21	1,350	1,611,563
MacDermid, Inc., Gtd. Notes, 144A (original cost $3,576,960; purchased 11/13/12-11/28/12)(c)(f)	Caa1	9.500	04/15/17	3,425	3,562,000
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300	01/15/28	100	127,896
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)	Ba2	8.375	11/01/16	7,140	7,818,300
Sr. Unsec’d. Notes(a)	Ba2	8.625	11/01/19	4,762	5,428,680
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A(a)	Ba3	6.375	10/15/19	2,825	2,923,875
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)	Baa2	6.875	09/15/20	4,650	5,271,849
Rockwood Specialties Group, Inc., Gtd. Notes(d)	Ba2	4.625	10/15/20	2,325	2,377,313
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750	03/31/20	9,657	10,429,560
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250	10/01/17	5,175	5,744,250
Tronox Finance LLC, Gtd. Notes, 144A	B1	6.375	08/15/20	7,050	6,944,250

					106,079,205

Consumer — 1.8%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A(a)(d)	B1	6.875	06/15/19	4,400	4,598,000
Libbey Glass, Inc., Sr. Sec’d. Notes, 144A	B2	6.875	05/15/20	1,150	1,230,500
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000	09/01/20	2,275	2,366,000
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(d)	Ba3	7.375	05/15/20	4,060	4,542,125
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250	01/15/18	2,700	2,909,250
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	3,324	3,614,850
Service Corp. International, Sr. Unsec’d. Notes	Ba3	4.500	11/15/20	2,300	2,328,750
Sr. Unsec’d. Notes	Ba3	7.000	06/15/17	2,225	2,558,750
Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	8,775	9,608,625
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes(d)	Ba3	9.500	06/15/18	1,500	1,708,125
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500	04/15/19	5,525	5,939,375
Visant Corp., Gtd. Notes(d)	Caa1	10.000	10/01/17	9,550	8,308,500

					49,712,850

Electric — 4.5%
AES Corp. (The), Sr. Unsec’d. Notes(d)	Ba3	7.375	07/01/21	6,350	7,032,625
Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	3,430	3,665,812
Sr. Unsec’d. Notes	Ba3	7.750	10/15/15	6,260	7,026,850
Sr. Unsec’d. Notes(d)	Ba3	8.000	10/15/17	3,750	4,303,125
Sr. Unsec’d. Notes	Ba3	8.000	06/01/20	1,100	1,270,500
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000	06/01/16	4,000	4,270,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17	4,814	5,150,980
Sr. Sec’d. Notes, 144A	B1	7.500	02/15/21	13,424	14,833,520
Sr. Sec’d. Notes, 144A	B1	7.875	01/15/23	1,475	1,644,625

Covanta Holding Corp., Sr. Unsec'd. Notes	Ba3	6.375	10/01/22	2,200	2,385,695
Sr. Unsec'd. Notes	Ba3	7.250	12/01/20	2,850	3,139,851
Energy Future Holdings Corp., Sr. Sec'd. Notes	Caa3	9.750	10/15/19	580	597,400
Sr. Sec'd. Notes	Caa3	10.000	01/15/20	650	690,625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec'd. Notes, 144A	Caa3	11.750	03/01/22	14,000	14,245,000
Ipalco Enterprises, Inc., Sr. Sec'd. Notes, 144A	Ba1	7.250	04/01/16	55	60,913
Mirant Americas Generation, Inc., Sr. Unsec'd. Notes(d)	B3	8.500	10/01/21	1,000	1,102,500
Mirant Corp., 144A(c)	NR	7.400	07/15/49	2,675	2,675
Mirant Mid-Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	8,721	9,527,459
NRG Energy, Inc., Gtd. Notes, 144A(d)	B1	6.625	03/15/23	6,100	6,313,500
Gtd. Notes(d)	B1	7.625	01/15/18	14,325	15,829,125
Gtd. Notes	B1	7.625	05/15/19	3,675	3,913,875
Gtd. Notes(d)	B1	7.875	05/15/21	4,100	4,530,500
Gtd. Notes(d)	B1	8.250	09/01/20	4,400	4,884,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	B1	9.237	07/02/17	2,643	2,887,902
Pass-thru Certs., Ser. C	B1	9.681	07/02/26	4,200	4,494,000

					123,803,057

Energy — Other — 4.8%
Bristow Group, Inc., Gtd. Notes	Ba3	6.250	10/15/22	2,800	2,968,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(a)	Ba3	7.750	05/15/17	699	726,960
Gtd. Notes(a)	Ba3	9.500	05/15/16	5,285	5,681,375
Denbury Resources, Inc., Gtd. Notes(d)	B1	6.375	08/15/21	3,010	3,311,000
Gtd. Notes	B1	8.250	02/15/20	1,851	2,091,630
Gtd. Notes	B1	9.750	03/01/16	2,875	3,061,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc., Sr. Sec'd. Notes, 144A	Ba3	6.875	05/01/19	1,725	1,867,312
Sr. Unsec'd. Notes, 144A	B2	9.375	05/01/20	900	996,750
Harvest Operations Corp. (Canada), Gtd. Notes(a)	Ba2	6.875	10/01/17	9,475	10,422,500
Hercules Offshore, Inc., Gtd. Notes, 144A(d)	Caa1	10.250	04/01/19	3,500	3,692,500
Sr. Sec'd. Notes, 144A	B1	7.125	04/01/17	1,875	1,921,875
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875	04/01/20	3,400	3,485,000
Legacy Reserves LP/Finance Corp., Sr. Unsec'd. Notes, 144A	Caa1	8.000	12/01/20	2,700	2,706,750
Linn Energy LLC, Gtd. Notes, 144A(d)	B2	6.250	11/01/19	1,825	1,831,844
Gtd. Notes	B2	6.500	05/15/19	3,200	3,248,000
McMoRan Exploration Co., Gtd. Notes(d)	Caa1	11.875	11/15/14	3,414	3,448,140
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	B1	6.500	03/15/21	4,325	4,514,219
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125	05/15/18	500	527,500
Sr. Unsec'd. Notes	Ba1	5.625	07/01/24	800	856,000
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec'd. Notes(a)	B3	11.500	08/01/15	2,556	2,811,600
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18	2,475	2,635,875
Petrohawk Energy Corp., Gtd. Notes(d)	Baa3	7.250	08/15/18	1,750	1,992,398
Gtd. Notes	Baa3	7.875	06/01/15	1,770	1,841,841

Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(c)(g)	NR	6.750	05/01/14	2,425	478,937
Plains Exploration & Production Co., Gtd. Notes	B1	6.125	06/15/19	5,500	5,596,250
Gtd. Notes	B1	6.500	11/15/20	1,325	1,351,500
Gtd. Notes	B1	6.625	05/01/21	1,000	1,025,000
Gtd. Notes(d)	B1	6.750	02/01/22	3,800	3,914,000
Gtd. Notes(d)	B1	6.875	02/15/23	1,750	1,802,500
Gtd. Notes	B1	7.625	06/01/18	1,750	1,855,000
Gtd. Notes	B1	7.625	04/01/20	4,800	5,076,000
Gtd. Notes	B1	8.625	10/15/19	1,500	1,672,500
Gtd. Notes	B1	10.000	03/01/16	2,100	2,233,875
Precision Drilling Corp. (Canada), Gtd. Notes(a)(d)	Ba1	6.500	12/15/21	1,875	1,959,375
Gtd. Notes(a)(d)	Ba1	6.625	11/15/20	2,000	2,110,000
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250	05/01/23	7,100	7,455,000
Range Resources Corp., Gtd. Notes(d)	Ba3	5.000	08/15/22	300	312,750
Gtd. Notes	Ba3	5.750	06/01/21	4,325	4,595,312
Gtd. Notes	Ba3	6.750	08/01/20	1,025	1,122,375
Gtd. Notes	Ba3	7.500	10/01/17	3,610	3,758,010
Gtd. Notes	Ba3	8.000	05/15/19	1,150	1,265,000
Samson Investment Co., Sr. Unsec’d. Notes, 144A(d)	B3	9.750	02/15/20	3,250	3,436,875
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17	2,925	3,093,188
Sr. Unsec’d. Notes(d)	Ba1	6.000	01/15/22	12,250	13,107,500

					133,861,891

Foods — 4.3%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	8,305	8,398,514
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	12,620	12,935,626
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000	12/15/17	599	631,945
Checkers Drive-In Restaurants, Inc., Sr. Sec’d. Notes, 144A	B3	11.000	12/01/17	1,000	1,012,500
Constellation Brands, Inc., Gtd. Notes	Ba1	4.625	03/01/23	1,800	1,854,000
Gtd. Notes(d)	Ba1	6.000	05/01/22	2,700	3,088,125
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	2,750	3,038,750
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	2,450	2,808,312
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000	06/01/18	1,525	1,704,187
Del Monte Corp., Gtd. Notes(d)	B3	7.625	02/15/19	4,500	4,623,750
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	4,000	4,280,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	8,850	9,491,625
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $3,995,000; purchased 09/07/11-10/21/11)(c)(f)	B1	11.625	05/01/14	3,600	4,054,500
Sr. Unsec’d. Notes, 144A (original cost $4,740,815; purchased 05/20/11-11/16/11)(c)(f)	B1	7.250	06/01/21	4,900	4,814,250
Sr. Unsec’d. Notes, 144A (original cost $3,095,790; purchased 01/25/12-03/13/12)(c)(d)(f)	B1	8.250	02/01/20	3,125	3,242,188
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375	05/01/20	10,950	11,607,000
Michael Foods, Inc., Gtd. Notes	Caa1	9.750	07/15/18	14,510	16,106,100
Smithfield Foods, Inc., Sr. Unsec’d. Notes(d)	B1	6.625	08/15/22	11,000	11,660,000
Stater Bros. Holdings, Inc., Gtd. Notes(d)	B2	7.375	11/15/18	775	835,063
Gtd. Notes(d)	B2	7.750	04/15/15	550	561,344
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	Caa1	7.500	11/15/14	4,395	4,153,275

Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250	06/30/20	6,715	7,067,538

					117,968,592

Gaming — 5.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A(d)	Caa1	9.000	05/15/18	6,425	6,682,000
Boyd Gaming Corp., Gtd. Notes, 144A(d)	B3	9.000	07/01/20	7,250	7,141,250
Gtd. Notes(d)	B3	9.125	12/01/18	8,750	8,815,625
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa2	12.750	04/15/18	7,475	5,419,375
CCM Merger, Inc., Gtd. Notes, 144A (original cost $11,260,250; purchased 03/14/12-09/04/12)(c)(d)(f)	Caa2	9.125	05/01/19	11,200	11,200,000
Harrah’s Operating Co., Inc., Sec’d. Notes(d)	CCC(e)	10.000	12/15/18	2,080	1,279,200
Sr. Sec’d. Notes	B2	11.250	06/01/17	12,130	13,032,169
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.750	03/15/19	8,875	9,496,250
Gtd. Notes	Caa1	8.875	06/15/20	4,075	4,314,406
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500	10/15/15	3,585	3,468,487
Sr. Sec’d. Notes(d)	B2	9.875	08/15/18	547	521,018
MGM Resorts International, Gtd. Notes(d)	B3	5.875	02/27/14	1,500	1,560,000
Gtd. Notes	B3	6.750	04/01/13	2,440	2,479,650
Gtd. Notes, 144A(d)	B3	6.750	10/01/20	3,725	3,752,937
Gtd. Notes(d)	B3	7.625	01/15/17	12,095	12,850,937
Gtd. Notes, 144A(d)	B3	8.625	02/01/19	3,500	3,832,500
Gtd. Notes(d)	B3	10.000	11/01/16	2,175	2,484,937
Sr. Sec’d. Notes(d)	Ba2	9.000	03/15/20	1,385	1,540,812
Sr. Sec’d. Notes	Ba2	10.375	05/15/14	390	435,825
Sr. Sec’d. Notes	Ba2	11.125	11/15/17	6,540	7,177,650
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	10,809	11,997,990
MTR Gaming Group, Inc., Sec’d. Notes	Caa1	11.500	08/01/19	11,902	12,497,326
Peninsula Gaming LLC, Gtd. Notes	Caa1	10.750	08/15/17	650	730,438
Sec’d. Notes	Ba3	8.375	08/15/15	1,015	1,059,965
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B3	7.750	04/01/22	1,225	1,310,750
Gtd. Notes(d)	B1	8.625	08/01/17	4,215	4,546,931
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750	10/01/17	1,525	1,662,250
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B2	8.625	04/15/16	8,529	9,115,369
Wynn Las Vegas LLC, First Mtge. Bonds	Ba2	7.875	11/01/17	1,250	1,359,375
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,514,705; purchased 03/30/10-05/21/12)(c)(f)	B1	11.375	07/15/16	6,898	7,432,595

					159,198,017

Healthcare & Pharmaceutical — 9.5%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875	11/01/18	6,125	7,350,000
Accellent, Inc., Gtd. Notes	Caa2	10.000	11/01/17	10,620	8,230,500
Sr. Sec’d. Notes	B1	8.375	02/01/17	6,925	7,028,875
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000	12/01/16	5,431	4,806,435
Apria Healthcare Group, Inc., Sec’d. Notes(d)	Caa1	12.375	11/01/14	3,225	3,160,500
Biomet, Inc., Gtd. Notes, 144A(d)	B3	6.500	08/01/20	9,500	9,927,500
Capella Healthcare, Inc., Gtd. Notes (original cost $14,689,234; purchased 06/28/10-09/11/12)(c)(d)(f)	B3	9.250	07/01/17	14,325	15,291,937

CHS/Community Health Systems, Inc., Gtd. Notes(d)	B3	7.125	07/15/20	7,675	8,116,312
Gtd. Notes	B3	8.000	11/15/19	18,125	19,733,594
ConvaTec Healthcare E S.A. (Luxembourg), Gtd. Notes, 144A (original cost $14,566,219; purchased 12/17/10-09/21/12)(a)(c)(d)(f)	Caa1	10.500	12/15/18	14,125	15,396,250
DaVita, Inc., Gtd. Notes	B2	5.750	08/15/22	2,950	3,082,750
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625	07/31/19	1,350	1,441,125
HCA, Inc., Gtd. Notes(d)	B3	5.875	05/01/23	5,075	5,252,625
Gtd. Notes(d)	B3	7.500	02/15/22	3,975	4,521,562
Gtd. Notes(d)	B3	8.000	10/01/18	10,605	12,301,800
Sr. Sec’d. Notes	Ba3	5.875	03/15/22	3,150	3,425,625
Sr. Sec’d. Notes	Ba3	7.875	02/15/20	2,500	2,809,375
Sr. Unsec’d. Notes	B3	6.375	01/15/15	18,035	19,432,712
Sr. Unsec’d. Notes	B3	7.190	11/15/15	3,537	3,890,700
Sr. Unsec’d. Notes	B3	7.500	11/15/95	2,700	2,349,000
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	10,900	12,153,500
HealthSouth Corp., Gtd. Notes	B1	7.250	10/01/18	6,081	6,582,682
Gtd. Notes	B1	7.750	09/15/22	1,431	1,568,734
Kindred Healthcare, Inc., Gtd. Notes(d)	B3	8.250	06/01/19	3,850	3,734,500
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A(d)	Caa1	12.500	11/01/19	1,780	1,673,200
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18	5,850	6,347,250
Mylan, Inc., Gtd. Notes, 144A(d)	Baa3	7.625	07/15/17	3,850	4,326,438
Gtd. Notes, 144A	Baa3	7.875	07/15/20	2,200	2,598,750
PSS World Medical, Inc., Gtd. Notes(d)	Ba3	6.375	03/01/22	1,250	1,468,750
ResCare, Inc., Gtd. Notes	B-(e)	10.750	01/15/19	4,550	5,050,500
Sky Growth Acquisition Corp., Gtd. Notes, 144A	Caa1	7.375	10/15/20	6,625	6,533,906
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000	03/15/18	150	163,125
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)(c)(d)(f)	Caa1	10.000	07/15/17	6,575	6,821,563
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	4.750	06/01/20	5,900	5,944,250
Sr. Sec’d. Notes(d)	B1	6.250	11/01/18	6,400	7,040,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750	10/01/17	3,150	3,409,875
Gtd. Notes, 144A(d)	B1	6.875	12/01/18	11,600	12,542,500
Gtd. Notes, 144A(d)	B1	7.000	10/01/20	3,775	4,105,313
VPI Escrow Corp., Gtd. Notes, 144A(d)	B1	6.375	10/15/20	4,775	5,073,438
Warner Chilcott Co. LLC/Warner Chilcott LLC, Gtd. Notes	B3	7.750	09/15/18	5,744	6,074,280

					260,761,731

Lodging & Leisure — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	6.750	06/01/19	400	421,000
Sr. Sec’d. Notes	B2	10.000	10/01/14	4,290	4,853,062
Host Hotels & Resorts LP, Gtd. Notes(d)	Baa3	4.750	03/01/23	2,500	2,650,000
Gtd. Notes	Baa3	6.000	11/01/20	1,875	2,062,500
Gtd. Notes	Baa3	9.000	05/15/17	900	968,625
Sr. Unsec’d. Notes	Baa3	5.250	03/15/22	4,225	4,636,938
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(a)(d)	Ba1	6.875	12/01/13	1,500	1,567,500
Sr. Unsec’d. Notes(a)	Ba1	7.250	03/15/18	3,025	3,425,812
Sr. Unsec'd. Notes(a)	Ba1	11.875	07/15/15	1,025	1,247,938

					21,833,375

Media & Entertainment — 5.8%
AMC Entertainment, Inc., Gtd. Notes(d)	Caa1	9.750	12/01/20	16,450	18,506,250
AMC Networks, Inc., Gtd. Notes(d)	B2	7.750	07/15/21	7,875	8,938,125
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750	06/01/27	2,000	2,030,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375	05/15/19	4,100	4,387,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	3,325	3,765,562
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(d)	Ca	10.500	01/15/15	1,595	502,425
Clear Channel Communications, Inc., Gtd. Notes(d)	Ca	10.750	08/01/16	5,125	3,728,437
Sr. Unsec’d. Notes(d)	Ca	5.500	12/15/16	2,075	1,245,000
Sr. Unsec’d. Notes	Ca	6.875	06/15/18	550	302,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500	11/15/22	3,069	3,053,655
Gtd. Notes, 144A(d)	B1	6.500	11/15/22	5,031	5,056,155
Gtd. Notes, Ser. A(d)	B3	7.625	03/15/20	4,225	4,077,125
Entercom Radio LLC, Gtd. Notes	Caa1	10.500	12/01/19	3,750	4,115,625
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(d)	Caa1	7.000	10/15/20	5,475	5,557,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(a)(d)	B3	7.250	10/15/20	4,600	4,899,000
Gtd. Notes(a)(d)	B3	7.500	04/01/21	2,025	2,166,750
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)(d)	Caa3	11.250	02/04/17	3,075	3,259,500
Gtd. Notes, PIK(a)	Caa3	11.500	02/04/17	8,600	9,126,750
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	7,258	7,983,800
LIN Television Corp., Gtd. Notes, 144A(d)	B3	6.375	01/15/21	2,300	2,351,750
Gtd. Notes	B3	8.375	04/15/18	2,635	2,858,975
Mood Media Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)(d)	B3	9.250	10/15/20	4,600	4,738,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $2,238,750; purchased 10/26/12)(c)(f)	B1	8.250	12/15/17	2,000	2,210,000
National CineMedia LLC, Sr. Sec’d. Notes, 144A	Ba2	6.000	04/15/22	4,075	4,309,312
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(d)	B2	7.750	10/15/18	4,125	4,599,375
Gtd. Notes	B2	11.625	02/01/14	7,040	7,840,800
Regal Cinemas Corp., Gtd. Notes	B2	8.625	07/15/19	2,000	2,195,000
Salem Communications Corp., Sec’d. Notes	B2	9.625	12/15/16	2,209	2,446,468
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	4,125	4,537,500
Sr. Notes, 144A(d)	B2	6.125	10/01/22	3,775	3,935,438
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	11,201	12,377,105
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(a)(d)	B3	6.000	05/15/17	6,450	6,740,250
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500	05/01/19	1,650	1,775,813
WMG Acquisition Corp., Gtd. Notes(d)	B3	11.500	10/01/18	3,700	4,181,000

					159,797,570

Metals — 4.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Ba1	6.000	03/01/21	2,200	2,196,084
Sr. Unsec’d. Notes(a)	Ba1	6.125	06/01/18	13,600	13,576,105
Sr. Unsec’d. Notes(a)(b)	Ba1	9.500	02/15/15	4,000	4,455,416

Arch Coal, Inc., Gtd. Notes, 144A(d)	B3	9.875	06/15/19	2,475	2,493,562
CONSOL Energy, Inc., Gtd. Notes(d)	B1	8.000	04/01/17	7,500	8,025,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)(d)	B1	6.375	02/01/16	4,400	4,433,000
Gtd. Notes, 144A(a)(d)	B1	6.875	02/01/18	1,550	1,526,750
Gtd. Notes, 144A(a)(d)	B1	7.000	11/01/15	6,142	6,264,840
Gtd. Notes, 144A(a)(d)	B1	8.250	11/01/19	5,645	5,772,012
GrafTech International Ltd., Gtd. Notes, 144A	Ba2	6.375	11/15/20	2,600	2,678,000
IAMGOLD Corp. (Canada), Gtd. Notes, 144A(a)	B1	6.750	10/01/20	2,650	2,597,000
Inmet Mining Corp. (Canada), Gtd. Notes, 144A(a)(d)	B1	8.750	06/01/20	11,911	12,863,880
JMC Steel Group, Sr. Notes, 144A (original cost $5,383,938; purchased 03/04/11-02/15/12)(c)(d)(f)	B3	8.250	03/15/18	5,375	5,536,250
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250	06/01/20	3,400	3,723,000
Metals USA, Inc., Sr. Sec’d. Notes(d)	B2	11.125	12/01/15	7,942	8,120,695
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	B2	7.000	04/15/20	3,725	3,957,813
Sr. Unsec’d. Notes, 144A(a)	B2	6.250	11/15/22	2,550	2,607,375
Novelis, Inc. (Canada), Gtd. Notes(a)(d)	B2	8.375	12/15/17	1,000	1,100,000
Gtd. Notes(a)(d)	B2	8.750	12/15/20	5,575	6,244,000
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500	12/15/16	4,375	4,571,875
Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	6,510	6,802,950
Gtd. Notes	Ba1	6.250	11/15/21	2,200	2,282,500
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $2,050,000; purchased 11/23/10)(c)(f)	B1	8.000	12/01/18	2,050	2,044,875
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750	02/01/18	3,925	3,925,000

					117,797,982

Non-Captive Finance — 4.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000	02/01/19	2,700	2,558,250
Ally Financial, Inc., Gtd. Notes(d)	B1	4.625	06/26/15	6,300	6,567,750
Gtd. Notes(d)	B1	5.500	02/15/17	2,950	3,141,750
Gtd. Notes, Ser. 8(d)	B1	6.750	12/01/14	4,010	4,330,800
Gtd. Notes(d)	B1	7.500	12/31/13	2,100	2,223,375
Gtd. Notes(d)	B1	8.000	03/15/20	3,200	3,936,000
Gtd. Notes	B1	8.300	02/12/15	400	447,000
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN(d)	Caa1	5.400	12/01/15	14,035	13,122,725
CIT Group, Inc., Sr. Unsec’d. Notes(d)	B1	4.250	08/15/17	7,300	7,460,804
Sr. Unsec’d. Notes	B1	5.000	05/15/17	2,700	2,828,250
Sr. Unsec’d. Notes(d)	B1	5.000	08/15/22	13,050	13,682,481
Sr. Unsec’d. Notes, 144A	B1	5.250	04/01/14	500	517,500
Sr. Unsec’d. Notes(d)	B1	5.250	03/15/18	13,200	14,008,500
Sr. Unsec’d. Notes(d)	B1	5.375	05/15/20	1,000	1,067,500
Sr. Unsec’d. Notes, 144A	B1	5.500	02/15/19	2,400	2,556,000
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375	05/15/20	2,900	2,950,750
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750	05/01/19	1,800	1,746,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500	09/01/14	2,425	2,582,625
Sr. Sec’d. Notes, 144A(d)	Ba2	6.750	09/01/16	2,875	3,205,625
Sr. Sec’d. Notes, 144A	Ba2	7.125	09/01/18	325	376,187
Sr. Unsec’d. Notes, MTN	Ba3	5.650	06/01/14	5,000	5,193,750

Sr. Unsec’d. Notes(d)	Ba3	5.875	08/15/22	2,500	2,555,378
Sr. Unsec’d. Notes(d)	Ba3	6.250	05/15/19	1,350	1,427,625
Sr. Unsec’d. Notes, MTN	Ba3	6.375	03/25/13	3,275	3,311,844
Sr. Unsec’d. Notes	Ba3	8.625	09/15/15	1,000	1,113,750
Sr. Unsec’d. Notes	Ba3	8.750	03/15/17	1,225	1,401,094
KKR Group Finance Co., Gtd. Notes, 144A(d)	A-(e)	6.375	09/29/20	5,000	5,855,190
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	Caa1	5.850	06/01/13	1,050	1,055,250
Sr. Unsec’d. Notes, MTN(d)	Caa1	6.900	12/15/17	17,150	15,220,625

					126,444,378

Packaging — 2.4%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $7,632,813; purchased 09/30/10- 01/04/12)(a)(c)(d)(f)	B3	9.125	10/15/20	7,450	8,046,000
Sr. Sec’d. Notes, 144A (original cost $1,105,236; purchased 01/19/12)(a)(c)(d)(f)	Ba3	7.375	10/15/17	1,100	1,199,000
Berry Plastics Corp., Sec’d. Notes(b)	Caa1	4.264	09/15/14	1,975	1,975,000
Sec’d. Notes(d)	Caa1	9.750	01/15/21	3,775	4,294,062
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A(d)	Caa1	9.500	11/01/17	3,500	3,430,000
BWAY Holding Co., Gtd. Notes	B3	10.000	06/15/18	1,400	1,554,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,536,000
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,358,125; purchased 03/31/10-06/04/12)(c)(d)(f)	B3	8.500	12/15/15	3,300	3,366,000
Sr. Notes, 144A (original cost $4,400,526; purchased 07/23/09-11/01/12)(c)(f)	B3	10.625	08/15/19	4,080	4,651,200
Reynolds Group Issuer, Inc., Gtd. Notes	Caa1	8.250	02/15/21	3,600	3,573,000
Gtd. Notes	Caa2	9.875	08/15/19	11,735	12,439,100
Sr. Sec’d. Notes, 144A(d)	B1	5.750	10/15/20	9,975	10,199,438
Sr. Sec’d. Notes(d)	B1	6.875	02/15/21	725	781,187
Sr. Sec’d. Notes(d)	B1	7.875	08/15/19	2,500	2,750,000
Sealed Air Corp., Gtd. Notes, 144A(d)	B1	8.375	09/15/21	1,875	2,109,375
Sr. Unsec’d. Notes, 144A(d)	B1	6.500	12/01/20	1,550	1,619,750

					65,523,112

Paper — 0.5%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)(d)	B2	7.500	12/15/17	1,200	1,236,000
Domtar Corp., Gtd. Notes	Baa3	10.750	06/01/17	800	1,044,318
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875	10/01/18	1,500	1,657,500
Gtd. Notes	B2	9.500	06/15/17	4,420	4,801,225
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $1,488,035; purchased 05/17/11-09/16/11)(c)(d)(f)	B2	8.000	06/01/16	1,495	1,566,012
Smurfit Capital Funding PLC (Ireland), Sr. Sec’d. Notes(a)	Ba2	7.500	11/20/25	100	103,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A(a)	Ba2	4.875	09/15/18	2,650	2,669,875
Verso Paper, Inc., Sec’d. Notes(d)	B3	8.750	02/01/19	1,725	517,500

					13,595,430

Pipelines & Other — 1.2%
AmeriGas Finance LLC, Gtd. Notes(d)	Ba2	7.000	05/20/22	3,925	4,278,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	6.500	05/20/21	1,147	1,221,555
El Paso Corp., Gtd. Notes, Ser. G, MTN	Ba2	7.800	08/01/31	750	868,710
Gtd. Notes, Ser. G, MTN	Ba2	8.050	10/15/30	110	127,977
Energy Transfer Equity LP, Sr. Sec’d. Notes(d)	Ba2	7.500	10/15/20	3,650	4,142,750

Ferrellgas Partners LP, Sr. Unsec'd. Notes(d)	B3	8.625	06/15/20	2,805	2,776,950
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A	B1	6.000	12/15/20	2,750	2,798,125
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	42,796
Targa Resources Partners LP, Gtd. Notes, 144A(d)	Ba3	5.250	05/01/23	2,950	3,016,375
Gtd. Notes, 144A	Ba3	6.375	08/01/22	2,275	2,468,375
Gtd. Notes(d)	Ba3	6.875	02/01/21	6,950	7,610,250
Gtd. Notes	Ba3	7.875	10/15/18	3,375	3,687,187
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec’d. Notes, 144A(d)	B1	5.875	10/01/20	1,575	1,638,000

					34,677,300

Real Estate Investment Trusts — 1.0%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750	02/15/19	15,225	15,986,250
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A(d)	B2	6.375	11/15/22	2,000	2,070,000
Omega Healthcare Investors, Inc., Gtd. Notes(d)	Ba2	6.750	10/15/22	800	881,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	343,779
Sr. Unsec’d. Notes	Baa3	6.750	12/15/21	5,975	6,892,700

					26,173,729

Retailers — 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(d)	Caa1	9.250	08/01/19	2,925	3,224,812
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000	03/15/19	2,700	2,872,125
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A(a)	Ba3	5.500	10/15/20	10,025	10,300,687
Limited Brands, Inc., Gtd. Notes(d)	Ba1	5.625	02/15/22	3,875	4,185,000
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375	08/01/20	11,100	11,460,750
Penske Automotive Group, Inc., Gtd. Notes, 144A	B2	5.750	10/01/22	4,900	4,985,750
Petco Holdings, Inc., Sr. Notes, PIK, 144A(d)	Caa1	8.500	10/15/17	2,950	3,016,375
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125	04/15/17	2,490	2,621,258
Sr. Sec’d. Notes, 144A	Ba2	7.375	10/15/20	1,325	1,468,890
Rite Aid Corp., Sec’d. Notes(d)	Caa1	7.500	03/01/17	1,025	1,048,063
Sr. Sec’d. Notes	B2	9.750	06/12/16	2,124	2,304,540
Susser Holdings LLC, Gtd. Notes	B2	8.500	05/15/16	5,420	5,799,400
Toys “R” Us, Inc. Sr. Unsec’d. Notes	B3	10.375	08/15/17	3,500	3,583,125
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	4,030	4,302,025

					61,172,800

Technology — 10.9%
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	11,950	9,470,375
Gtd. Notes, PIK	Caa2	10.125	11/01/15	9,805	7,794,975
CDW Finance Corp., Gtd. Notes(d)	B3	8.500	04/01/19	16,850	18,155,875
Gtd. Notes	Caa1	12.535	10/12/17	14,275	15,274,250
Ceridian Corp., Gtd. Notes(d)	Caa2	11.250	11/15/15	14,800	14,430,000
Gtd. Notes, PIK(d)	Caa2	12.250	11/15/15	7,000	6,860,000
Commscope, Inc., Gtd. Notes, 144A (original cost $15,601,300; purchased 01/11/11-11/09/12)(c)(d)(f)	B3	8.250	01/15/19	15,495	16,850,812
CoreLogic, Inc.,
Gtd. Notes	Ba3	7.250	06/01/21	2,300	2,501,250

DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	3,250	3,566,875
First Data Corp., Gtd. Notes(d)	Caa1	9.875	09/24/15	1,700	1,738,250
Gtd. Notes, 144A	Caa1	9.875	09/24/15	4,068	4,139,190
Gtd. Notes, PIK(d)	Caa1	10.550	09/24/15	1,400	1,438,500
Gtd. Notes(d)	Caa1	12.625	01/15/21	12,852	13,526,730
Sr. Sec’d. Notes, 144A(d)	B1	6.750	11/01/20	10,225	10,301,687
Freescale Semiconductor, Inc., Gtd. Notes(d)	Caa1	8.050	02/01/20	11,745	11,245,837
Sr. Sec’d. Notes, 144A(d)	B1	9.250	04/15/18	4,200	4,520,250
Interactive Data Corp., Gtd. Notes	Caa1	10.250	08/01/18	11,079	12,422,329
Iron Mountain, Inc., Sr. Sub. Notes(d)	B1	5.750	08/15/24	975	972,563
Legend Acquisition Sub, Inc., Sr. Notes, 144A	Caa1	10.750	08/15/20	6,725	6,388,750
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750	04/15/23	5,925	6,184,219
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(g)(h)	NR	9.003	07/15/11	3,000	3,180,000
Gtd. Notes(a)(c)(g)	NR	10.125	07/15/13	7,600	8,550,000
Gtd. Notes(a)(c)(d)(g)	NR	10.750	07/15/16	17,290	19,516,088
Nuance Communications, Inc., Gtd. Notes, 144A(d)	Ba3	5.375	08/15/20	2,450	2,523,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(a)	B2	9.750	08/01/18	9,231	10,684,883
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(a)(d)	Ba1	7.000	11/01/21	4,550	4,754,750
Gtd. Notes(a)(d)	Ba1	7.750	12/15/18	6,250	6,796,875
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(a)	Ba1	6.800	10/01/16	2,855	3,165,481
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000	05/01/14	3,056	3,304,300
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)(d)	B2	6.500	05/15/19	9,583	10,110,065
Sophia Finance, Inc., Gtd. Notes, 144A(d)	Caa1	9.750	01/15/19	11,275	12,007,875
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A(a)	Ba1	7.500	08/12/15	1,900	2,023,500
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	6.625	11/01/19	2,900	2,958,000
Syniverse Holdings, Inc., Gtd. Notes (original cost $5,944,088; purchased 12/22/10-02/24/11)(c)(f)	Caa1	9.125	01/15/19	5,770	6,159,475
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.125	06/15/18	7,250	7,322,500
Sr. Unsec’d. Notes, PIK	Caa1	9.625	06/15/18	10,300	10,866,500
TransUnion LLC, Gtd. Notes(d)	B2	11.375	06/15/18	15,525	18,009,000

					299,715,509

Telecommunications — 4.7%
Brightstar Corp., Gtd. Notes, 144A (original cost $6,954,150; purchased 11/23/10-06/13/12)(c)(f)	B1	9.500	12/01/16	6,830	7,239,800
Clearwire Communications LLC, Sr. Sec’d. Notes, 144A	B3	12.000	12/01/15	5,480	5,781,400
Sr. Sec’d. Notes, 144A	B3	12.000	12/01/15	6,475	6,798,750
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750	05/15/16	3,450	3,648,375
Crown Castle International Corp., Sr. Unsec’d. Notes, 144A(d)	B1	5.250	01/15/23	4,700	4,911,500
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(a)(d)	Caa1	8.250	09/30/20	5,600	5,950,000
Sr. Unsec’d. Notes, 144A(a)	Caa1	10.500	04/15/18	2,000	2,200,000
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A(a)(d)	B3	11.625	01/31/20	5,640	6,457,800

Frontier Communications Corp., Sr. Unsec’d. Notes(d)	Ba2	7.125	01/15/23	2,400	2,538,000
Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	925	1,063,750
Sr. Unsec’d. Notes(d)	Ba2	8.500	04/15/20	200	228,500
Sr. Unsec’d. Notes(d)	Ba2	8.750	04/15/22	3,750	4,284,375
Sr. Unsec’d. Notes	Ba2	9.250	07/01/21	1,775	2,072,312
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	7.000	06/01/20	3,500	3,561,250
Gtd. Notes(d)	B3	8.125	07/01/19	1,125	1,203,750
Gtd. Notes	B3	8.625	07/15/20	3,950	4,295,625
Gtd. Notes(d)	B3	9.375	04/01/19	500	558,750
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875	09/01/18	800	864,000
NII Capital Corp., Gtd. Notes	B2	7.625	04/01/21	3,394	2,341,860
SBA Telecommunications, Inc., Gtd. Notes	B1	8.250	08/15/19	646	725,135
Sprint Capital Corp., Gtd. Notes	B3	6.875	11/15/28	6,660	6,859,800
Gtd. Notes	B3	6.900	05/01/19	6,450	6,966,000
Sprint Nextel Corp., Gtd. Notes, 144A(d)	Ba3	7.000	03/01/20	3,725	4,311,687
Gtd. Notes, 144A(d)	Ba3	9.000	11/15/18	1,375	1,694,687
Sr. Unsec’d. Notes	B3	6.000	12/01/16	2,865	3,108,525
Sr. Unsec’d. Notes	B3	7.000	08/15/20	2,325	2,505,188
Sr. Unsec’d. Notes	B3	9.125	03/01/17	3,400	3,995,000
TW Telecom Holdings, Inc., Gtd. Notes, 144A	B1	5.375	10/01/22	3,775	3,907,125
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)	B3	11.750	07/15/17	10,350	10,582,875
Sr. Sec’d. Notes, 144A(a)	Ba3	7.250	02/15/18	4,175	4,133,250
Sr. Sec’d. Notes, PIK, 144A(a)	Caa1	12.250	07/15/17	5,029	4,965,746
Windstream Corp., Gtd. Notes(d)	Ba3	7.500	06/01/22	900	933,750
Gtd. Notes(d)	Ba3	7.500	04/01/23	5,075	5,239,938
Gtd. Notes(d)	Ba3	7.750	10/15/20	2,325	2,452,875
Gtd. Notes(d)	Ba3	7.875	11/01/17	385	426,388

					128,807,766

TOTAL CORPORATE BONDS					2,481,630,791

				Shares
COMMON STOCKS — 0.1%
Adelphia Recovery Trust*(c)				2,000,000	2,000
Blaze Recycling and Metals LLC (cost $46,387; purchased 08/22/12)*(c)(f)				46,387	464
CenturyLink, Inc.				4,018	156,059
Dex One Corp.*(d)				149,207	144,731
GenOn Energy, Inc.*				9,307	23,733
Sprint Nextel Corp.*				28,675	164,308
WKI Holding Co., Inc.*(c)				6,031	78,644
Xerox Corp.				169,797	1,156,318

TOTAL COMMON STOCKS					1,726,257

PREFERRED STOCKS — 0.1%
Banking — 0.1%
Citigroup Capital XIII, (Capital Security, fixed to floating preferred), 7.875%(b)				153,000	4,284,000

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)*(c)(f)(i)				2,000	76,000

Cable
Escrow Pfd Adelphia*(c)				20,000	20

TOTAL PREFERRED STOCKS					4,360,020

	Expiration Date	Units
WARRANTS(l)*
Chemicals
Hercules, Inc.	3/31/29	230	8,521

Media & Entertainment
MediaNews Group, Inc., (cost $0; purchased 07/26/11)(c)(f)	3/19/17	6,854	69

Paper
Smurfit Kappa Group PLC (Ireland), 144A(c)	10/01/13	275	16,728

Telecommunications
Hawaiian Telcom HoldCo, Inc.	10/28/15	6,958	38,269

TOTAL WARRANTS			63,587

TOTAL LONG-TERM INVESTMENTS (cost $2,500,039,434)			2,591,445,511

SHORT-TERM INVESTMENTS — 26.6%
		Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j)		45,699	419,062
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $731,782,742; includes $586,366,375 of cash collateral received for securities on loan)(j)(k)		731,782,742	731,782,742

TOTAL SHORT-TERM INVESTMENTS (cost $732,227,435)			732,201,804

TOTAL INVESTMENTS — 120.7% (cost $3,232,266,869)(m)			3,323,647,315
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (20.7)%			(569,973,550)

NET ASSETS — 100.0%			$2,753,673,765

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind

§	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of November 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2012.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $573,054,501; cash collateral of $586,366,375 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $135,250,374. The aggregate value of $141,282,240 is approximately 5.1% of net assets.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2012.

(m)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,244,692,289	$123,864,387	$(44,909,361)	$78,955,026

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, the difference in the treatment of premium amortization and deferred income on defaulted securities as of the most recent fiscal year end.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at November 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1) :
Masco Corp.	09/20/13	1.000%	$2,845	$(17,584)	$21,592	$(39,176)	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350	5,000	(158,378)	434	(158,812)	JPMorgan Chase Bank

				$(175,962)	$22,026	$(197,988)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at November 30, 2012(5)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issue—Sell Protection(2):
NRG Energy, Inc.	03/20/16	4.100%	$1,850	2.592%	$103,689	$—	$103,689	Goldman Sachs International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(6)(7)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	$35,640	$785,767	$(2,826,450)	$3,612,217	JPMorgan Chase Bank
CDX.NA.HY.18	06/20/17	5.000	19,800	436,537	(679,250)	1,115,787	Citibank NA
CDX.NA.HY.18	06/20/17	5.000	14,850	327,403	(448,594)	775,997	Barclays Bank PLC
CDX.NA.HY.18	06/20/17	5.000	2,970	65,481	(235,537)	301,018	Morgan Stanley Capital Services
CDX.NA.HY.19	12/20/17	5.000	8,500	(1,615)	(10,035)	8,420	Bank of America NA
CDX.NA.HY.19	12/20/17	5.000	7,500	73,576	(89,583)	163,159	Goldman Sachs International

				$1,687,149	$(4,289,449)	$5,976,598

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2012.
(7)	Cash of $250,000 has been segregated to cover requirements for open credit default swaps as of November 30, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,578,279	$149,545
Bank Loans	—	73,707,657	22,229,375
Corporate Bonds	—	2,464,718,755	16,912,036
Common Stocks	1,645,149	—	81,108
Preferred Stocks	4,284,000	—	76,020
Warrants	38,269	16,728	8,590
Affiliated Mutual Funds	732,201,807	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	5,882,299	—

Total	$738,169,225	$2,551,903,718	$39,456,674

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/12	$328,999	$6,007,500	$17,164,642	$74,052	$60,020	$10,040
Realized gain (loss)	—	8,000	(4,478,426)		—	—
Change in unrealized appreciation (depreciation)**	(284,550)	180,156	4,644,048	7,056	16,000	(1,450)
Purchases	—	15,592,000	—	—	—	—
Sales	—	(6,742,081)	(430,000)	—	—	—
Accrued discount/premium	105,096	6,300	11,772	—	—	—
Transfers into Level 3	—	7,177,500	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 11/30/12	$149,545	$22,229,375	$16,912,036	$81,108	$76,020	$8,590

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $161,486 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 Bank Loan transferred into Level 3 as a result of using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.9%
BANK LOANS(a) — 5.2%
Electric — 0.5%
Calpine Corp.	B1	4.500%	04/01/18	$ 125	$ 125,737

Media & Entertainment — 1.9%
Getty Images, Inc.	B1	4.750	10/18/19	250	251,000
Gray Television, Inc.	B2	4.750	10/14/19	250	250,937

					501,937

Technology — 2.8%
First Data Corp.	B1	4.208	03/26/18	150	142,580
Freescale Semiconductor, Inc.	B1	4.462	12/01/16	350	339,719
Kronos, Inc.	Ba3	9.750	04/30/20	250	250,000

					732,299

TOTAL BANK LOANS					1,359,973

CORPORATE BONDS — 90.7%
Aerospace & Defense — 2.6%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	125	137,500
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	350	361,375
TransDigm, Inc., Gtd. Notes	B3	7.750	12/15/18	150	165,750

					664,625

Automotive — 7.0%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250	01/15/17	300	332,250
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B2	8.000	06/15/19	225	245,531
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500	09/15/19	250	252,500
Delphi Corp., Gtd. Notes	Ba2	5.875	05/15/19	250	270,000
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	300	326,250
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250	03/15/17	350	397,250

					1,823,781

Building Materials & Construction — 2.8%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B-(b)	9.500	12/14/16	250	268,750
D.R. Horton, Inc., Gtd. Notes	Ba2	5.625	01/15/16	250	271,250
Standard Pacific Corp., Gtd. Notes	B3	10.750	09/15/16	150	183,750

					723,750

Cable — 5.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625	09/15/17	400	459,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	250	295,000
DISH DBS Corp., Gtd. Notes	Ba2	4.625	07/15/17	350	361,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	8.125	12/01/17	200	217,000

					1,332,375

Capital Goods — 9.4%
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125	12/01/16	250	265,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625	03/15/18	250	278,125

CNH Capital LLC, Sr. Notes, 144A	Ba2	3.875	11/01/15	250	256,562
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19	156	166,920
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	150	158,813
Manitowoc Co., Inc. (The), Gtd. Notes	B3	9.500	02/15/18	150	167,625
RBS Global, Inc./Rexnord LLC, Gtd. Notes	B3	8.500	05/01/18	180	195,300
SPX Corp., Gtd. Notes	Ba2	7.625	12/15/14	150	165,000
Thermon Industries, Inc., Sec’d. Notes	B1	9.500	05/01/17	145	161,856
Tomkins LLC/Tomkins, Inc., Sec’d. Notes(a)	B1	9.000	10/01/18	183	204,960
United Rentals North America, Inc., Gtd. Notes	B3	9.250	12/15/19	250	284,375
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500	05/15/17	150	158,250

					2,463,586

Chemicals — 2.1%
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	267	293,366
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375	11/01/16	225	246,375

					539,741

Consumer — 1.0%
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625	10/01/18	225	268,313

Electric — 1.9%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000	10/15/17	150	172,125
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000	06/01/16	300	320,250

					492,375

Energy — Other — 4.4%
Cie Generale de Geophysique - Veritas (France), Gtd. Notes	Ba3	9.500	05/15/16	200	215,000
Denbury Resources, Inc., Gtd. Notes	B1	9.750	03/01/16	200	213,000
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	11.500	08/01/15	150	165,000
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18	150	159,750
Plains Exploration & Production Co., Gtd. Notes	B1	8.625	10/15/19	125	139,375
Range Resources Corp., Gtd. Notes	Ba3	7.250	05/01/18	85	89,250
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17	150	158,625

					1,140,000

Foods — 5.1%
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250	09/01/16	180	207,900
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	225	257,906

Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	150	160,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	100	107,250
Michael Foods Group, Inc., Gtd. Notes	Caa1	9.750	07/15/18	150	166,500
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375	11/15/18	150	161,625

TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750	03/01/18	250	273,750

					1,335,431

Gaming — 4.2%
Boyd Gaming Corp., Gtd. Notes	B3	9.125	12/01/18	150	151,125
MGM Resorts International, Gtd. Notes	B3	10.000	11/01/16	400	457,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625	04/15/16	200	213,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $271,875; purchased 11/05/12)(c)(d)	B1	11.375	07/15/16	250	269,375

					1,091,250

Healthcare & Pharmaceutical — 8.0%
Capella Healthcare, Inc., Gtd. Notes (original cost $320,250; purchased 10/31/12)(c)(d)	B3	9.250	07/01/17	300	320,250
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500	04/15/19	350	392,875
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	350	390,250
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18	200	217,000
Mylan, Inc., Gtd. Notes, 144A	Baa3	7.625	07/15/17	250	280,937
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	10.000	05/01/18	150	171,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500	07/15/16	300	316,500

					2,088,812

Lodging — 1.5%
FelCor Lodging LP, Sr. Sec’d. Notes	B2	10.000	10/01/14	350	395,938

Media & Entertainment — 8.1%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	350	393,750
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	348	378,450
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	250	283,125
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	Ba2	7.375	12/01/17	250	266,250
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $167,625; purchased 11/02/12)(c)(d)	B1	8.250	12/15/17	150	165,750
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	250	276,250
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000	05/15/17	340	355,300

					2,118,875

Metals — 5.2%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes(a)	Ba1	5.000	02/25/17	400	402,646
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875	06/15/19	75	75,563
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	250	267,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000	11/01/15	350	357,000
Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	250	261,250

					1,363,959

Non-Captive Finance — 2.2%
Ally Financial, Inc., Gtd. Notes	B1	8.300	02/12/15	250	279,375
CIT Group, Inc., Sr. Unsec’d. Notes	B1	4.250	08/15/17	300	306,608

					585,983

Packaging — 2.6%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $216,000; purchased 11/01/12)(c)(d)	Ba3	7.375	10/15/17	200	218,000
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375	05/15/16	150	171,000
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $114,250; purchased 11/01/12)(c)(d)	B3	10.625	08/15/19	100	114,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes	B1	7.875	08/15/19	150	165,000

					668,000

Paper — 0.7%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A	B2	7.500	12/15/17	25	25,750
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $157,500; purchased 11/13/12)(c)(d)	B2	8.000	06/01/16	150	157,125

					182,875

Retailers — 2.3%
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	250	275,336
Rite Aid Corp., Sr. Sec’d. Notes	B2	9.750	06/12/16	150	162,750
Toys "R" Us - Delaware, Inc., Sr. Sec’d. Notes, 144A	B1	7.375	09/01/16	150	153,750

					591,836

Technology — 11.0%
Anixter, Inc., Gtd. Notes	Ba3	5.950	03/01/15	190	200,450
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750	06/15/18	225	241,312
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	150	118,875
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535	10/12/17	350	374,500
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	125	137,187
First Data Corp., Gtd. Notes	Caa1	9.875	09/24/15	150	153,375
Interactive Data Corp., Gtd. Notes	Caa1	10.250	08/01/18	350	392,438
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750	07/15/16	150	173,625
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750	12/15/18	100	108,750
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800	10/01/16	150	166,313
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B2	6.500	05/15/19	200	211,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	150	159,750
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375	06/15/18	380	440,800

					2,878,375

Telecommunications — 3.5%
Brightstar Corp., Gtd. Notes, 144A (original cost $160,875; purchased 11/08/12)(c)(d)	B1	9.500	12/01/16	150	159,000
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750	05/15/16	300	317,250
PAETEC Holding Corp., Sr. Sec’d. Notes	BB-(b)	8.875	06/30/17	300	323,250
Sprint Capital Corp., Gtd. Notes	B3	6.900	05/01/19	100	108,000

907,500

TOTAL CORPORATE BONDS	23,657,380

TOTAL LONG-TERM INVESTMENTS (cost $25,088,585)	25,017,353

SHORT-TERM INVESTMENT — 6.8%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,780,426)(e)	1,780,426	1,780,426

TOTAL INVESTMENTS — 102.7% (cost $26,869,011)(f)		26,797,779
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(713,947)

NET ASSETS — 100.0%		$ 26,083,832

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

†	The ratings reflected are as of November 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $1,408,375. The aggregate value of $1,403,500 is approximately 5.4% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$26,894,343	$31,841	$(128,405)	$(96,564)

The difference between book and tax basis is primarily attributable to the difference in the treatment of amortization of premiums.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$859,036	$500,937
Corporate Bonds	—	23,657,380	—
Affiliated Money Market Mutual Fund	1,780,426	—	—

Total	$1,780,426	$24,516,416	$500,937

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 10/26/12 (Commencement of operations)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	2,812
Purchases	498,125
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/12	$500,937

*	Of which, $2,812 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.